Fulfillment expense (Tables)	12 Months Ended
Dec. 31, 2021
Fulfillment expense
Schedule of fulfillment expense

	For the year ended December 31,
In thousands of USD	2019	2020	2021
Fulfillment staff costs	23,365	20,041	20,233
Fulfillment centers expense	5,507	4,136	4,978
Freight and shipping expense	57,761	54,937	63,484
Fulfillment expense	86,633	79,114	88,695